Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

September 7, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Separate Account E

File No. 811-04001

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2023, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Reports for certain series of Calvert Variable Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591;

The Periodic Reports for certain portfolios of Delaware VIP® Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 000823535, File No. 811-05361;

The Periodic Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Periodic Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Periodic Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128;

The Periodic Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310;

The Periodic Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607;

The Periodic Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399; and

The Periodic Reports for certain portfolios of Trust for Advised Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

Sincerely,

/s/Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company